Document and Entity Information	Jul. 02, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jul. 02, 2025
Entity Registrant Name	CPI CARD GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37584
Entity Tax Identification Number	26-0344657
Entity Address, Address Line One	10368 W Centennial Road,
Entity Address, City or Town	Littleton
Entity Address State Or Province	CO
Entity Address, Postal Zip Code	80127
City Area Code	720
Local Phone Number	681-6304
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	PMTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001641614
Amendment Flag	false